Income (expenses) by nature (Tables)	9 Months Ended
Sep. 30, 2026
Analysis of income and expense [abstract]
Disclosure of expenses [text block]

	09/30/2026	09/30/2025
Cost of sales (1)
Personnel expenses	(1,749,978)	(1,655,870)
Costs of raw materials, materials and services	(12,245,087)	(10,193,836)
Logistics cost	(4,773,756)	(4,583,146)
Depreciation, depletion and amortization	(8,858,204)	(7,410,834)
Other	(1,539,257)	(947,366)
	(29,166,282)	(24,791,052)
Selling expenses
Personnel expenses	(264,317)	(281,771)
Services	(195,055)	(184,625)
Logistics cost	(1,225,448)	(1,077,476)
Depreciation and amortization	(737,935)	(727,420)
Other (2)	(348,871)	(171,801)
	(2,771,626)	(2,443,093)
General and administrative expenses
Personnel expenses	(1,463,647)	(1,217,486)
Services	(583,700)	(406,502)
Depreciation and amortization	(135,443)	(95,173)
Other (3)	(202,994)	(266,809)
	(2,385,784)	(1,985,970)
Other operating (expenses) income, net
Results from sales of other products, net	129,171	85,309
Net result on disposal and write-off of non-current assets	146,036	(272,228)
Result on fair value adjustment of biological assets	1,157,728	(73,248)
Depreciation, amortization and other PPA realizations (4)	56,732	7,210
Provision for judicial liabilities	(110,489)	(155,276)
Other operating income, net (5)	71,155	(1,549)
	1,450,333	(409,782)
(1)Includes R$935,616 related to maintenance downtime costing (R$485,199 as at September 30, 2025).
(2)Includes expected credit losses, insurance, materials for use and consumption, travel, accommodation, trade fairs and events.
(3)Includes, substantially corporate expenses, insurance, materials for use and consumption, social programs and donations, travel and accommodation.
(4)Refers, substantially, to the write-off of contingent liabilities assumed in Fibria's PPA as disclosed in note 24.1.
(5)